Supplemental Financial Information (Condensed Consolidating Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Net Cash Provided by (Used in) Operating Activities	$ (372,093)	$ 35,058	$ 1,389,963	$ 1,493,117	$ 1,583,643
Capital expenditures	(120,154)	(202,015)	(399,098)	(418,734)	(335,646)
Payments for (Proceeds from) Loans and Leases	0	0	0	0	0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	0
Payments to Acquire Interest in Subsidiaries and Affiliates		0	0	0	0
Acquisitions of business, net of cash on hand		21,494,287		3,250	618,302
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		0
Payments for (Proceeds from) Other Investing Activities	(30,359)	(24,871)	(25,978)	(19,979)	(4,316)
Cash used for investing activities	(89,795)	(21,671,431)	(373,120)	(402,005)	(949,632)
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	439,747	2,669,915	224,079	1,440,962	45,766
Proceeds from Issuance of Long-term Debt	1,521	12,574,575	205,350	1,912,467	229,851
Payments of Debt Issuance Costs		320,824
Proceeds from (Repayments of) Related Party Debt	0	0	0	0	0
Net Proceeds Payments On Commercial Paper And Short Term Debt	(480,672)	1,640,590	(1,089,882)	42,543	193,200
Payments of Dividends	0	360,000	665,691	619,104	579,618
Proceeds from Contributed Capital		16,500,000
Proceeds from (Payments for) Other Financing Activities	42,972	25,995	(42,811)	1,321	27,791
Cash provided by/(used for) financing activities	85,418	24,109,241	256,927	(362,835)	(482,509)
Effect of Exchange Rate on Cash and Cash Equivalents	(30,262)	(13,876)	(127,512)	(122,147)	89,556
Net increase in cash and cash equivalents	(406,732)	2,458,992	1,146,258	606,130	241,058
Cash and Cash Equivalents, at Carrying Value	2,069,967	2,458,992	2,476,699	1,330,441	724,311
Payments for Repurchase of Equity			139,069	201,904	70,003
Proceeds from Stock Options Exercised	900		113,477	82,714	154,774
Payments to Acquire Additional Interest in Subsidiaries			(80,132)	(54,824)	(6,338)
Proceeds from Issuance of Common Stock	0		0	0	0
Parent [Member]
Net Cash Provided by (Used in) Operating Activities		0
Capital expenditures		0
Payments for (Proceeds from) Loans and Leases		0
Payments to Acquire Interest in Subsidiaries and Affiliates		16,500,000
Acquisitions of business, net of cash on hand		0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		360,000
Payments for (Proceeds from) Other Investing Activities		0
Cash used for investing activities		(16,140,000)
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities		0
Proceeds from Issuance of Long-term Debt		0
Payments of Debt Issuance Costs		0
Proceeds from (Repayments of) Related Party Debt		0
Net Proceeds Payments On Commercial Paper And Short Term Debt		0
Payments of Dividends		360,000
Proceeds from Contributed Capital		16,500,000
Proceeds from (Payments for) Other Financing Activities		0
Cash provided by/(used for) financing activities		16,140,000
Effect of Exchange Rate on Cash and Cash Equivalents		0
Net increase in cash and cash equivalents		0
Cash and Cash Equivalents, at Carrying Value		0
Subsidiary Issuer [Member]
Net Cash Provided by (Used in) Operating Activities	(34,879)	(444,279)	407,815	434,499	512,154
Capital expenditures	(10,556)	(46,905)	(55,672)	(62,905)	(52,433)
Payments for (Proceeds from) Loans and Leases	192,352	(863,629)	495,976	176,751	285
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	0
Payments to Acquire Interest in Subsidiaries and Affiliates		61,596	276,166	354,027	253,241
Acquisitions of business, net of cash on hand		23,564,251		0	0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		0
Payments for (Proceeds from) Other Investing Activities	1,475	(105)	(31)	0	(323)
Cash used for investing activities	(204,383)	(22,809,018)	(827,783)	(593,683)	(305,636)
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	306,354	1,707,668	188,489	0	0
Proceeds from Issuance of Long-term Debt	0	12,568,876	188,489	1,293,866	193,248
Payments of Debt Issuance Costs		320,824
Proceeds from (Repayments of) Related Party Debt	(1,897)	(1,807,211)	0	(414,577)	64,441
Net Proceeds Payments On Commercial Paper And Short Term Debt	(500,000)	1,600,000	(1,100,000)	0	323
Payments of Dividends	0	360,000	665,691	619,104	579,618
Proceeds from Contributed Capital		16,500,000
Proceeds from (Payments for) Other Financing Activities	47,512	28,520	11,217	18,182	30,972
Cash provided by/(used for) financing activities	239,261	23,301,693	419,934	159,177	(206,509)
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	(1)	48,396	(34)	(7)	9
Cash and Cash Equivalents, at Carrying Value	4	48,396	5	39	46
Payments for Repurchase of Equity			139,069	201,904	70,003
Proceeds from Stock Options Exercised			113,477	82,714	154,774
Payments to Acquire Additional Interest in Subsidiaries			0	0	0
Proceeds from Issuance of Common Stock	0		0	0	0
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	5,924	398,967	617,969	602,527	807,115
Capital expenditures	(97,411)	(42,170)	(68,537)	(90,918)	(90,497)
Payments for (Proceeds from) Loans and Leases	920,912	19,275	(26,956)	(544,719)	158,803
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	(261,676)
Payments to Acquire Interest in Subsidiaries and Affiliates		0	132	0	14,612
Acquisitions of business, net of cash on hand		(407,067)		0	165,447
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		0
Payments for (Proceeds from) Other Investing Activities	(31,611)	467	(4,040)	41,312	1,115
Cash used for investing activities	(725,036)	345,155	(37,673)	412,489	(430,474)
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	133,172	950,072	16,731	1,420,957	34,636
Proceeds from Issuance of Long-term Debt	0	0	0	604,393	29,268
Payments of Debt Issuance Costs		0
Proceeds from (Repayments of) Related Party Debt	1,134,224	1,383,256	(319,494)	167,204	246,606
Net Proceeds Payments On Commercial Paper And Short Term Debt	0	165,700	0	18	232,829
Payments of Dividends	9,550	129,461	464,017	532,208	576,664
Proceeds from Contributed Capital		61,596
Proceeds from (Payments for) Other Financing Activities	(2,927)	0	(41,445)	(5,361)	(206)
Cash provided by/(used for) financing activities	988,575	199,619	(588,443)	(933,706)	(315,220)
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	269,463	943,741	(8,147)	81,310	61,421
Cash and Cash Equivalents, at Carrying Value	407,067	943,741	137,604	145,751	64,441
Payments for Repurchase of Equity			0	0	0
Proceeds from Stock Options Exercised			0	0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0
Proceeds from Issuance of Common Stock	0		253,244	253,241	253,241
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	(318,588)	319,292	935,295	1,051,780	924,838
Capital expenditures	(12,187)	(112,940)	(274,889)	(264,911)	(192,716)
Payments for (Proceeds from) Loans and Leases	1,835	370,843	(331,555)	782,435	609,427
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	0
Payments to Acquire Interest in Subsidiaries and Affiliates		0	0	0	0
Acquisitions of business, net of cash on hand		(1,662,897)		3,250	452,855
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		0
Payments for (Proceeds from) Other Investing Activities	(223)	(25,233)	(21,907)	(61,291)	(5,108)
Cash used for investing activities	(13,799)	1,204,347	78,573	(989,305)	(1,249,890)
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	221	12,175	18,859	20,005	11,130
Proceeds from Issuance of Long-term Debt	1,521	5,699	16,861	14,208	7,335
Payments of Debt Issuance Costs		0
Proceeds from (Repayments of) Related Party Debt	(17,228)	(49,556)	456,959	661,840	457,468
Net Proceeds Payments On Commercial Paper And Short Term Debt	19,328	(125,110)	10,118	42,525	(39,952)
Payments of Dividends	15,000	109,461	107,099	63,481	83,800
Proceeds from Contributed Capital		0
Proceeds from (Payments for) Other Financing Activities	(1,613)	(2,525)	(12,583)	(11,500)	(2,975)
Cash provided by/(used for) financing activities	(313,545)	(42,908)	268,083	584,499	415,124
Effect of Exchange Rate on Cash and Cash Equivalents	(30,262)	(13,876)	(127,512)	(122,147)	89,556
Net increase in cash and cash equivalents	(676,194)	1,466,855	1,154,439	524,827	179,628
Cash and Cash Equivalents, at Carrying Value	1,662,896	1,466,855	2,339,090	1,184,651	659,824
Payments for Repurchase of Equity			0	0	0
Proceeds from Stock Options Exercised			0	0	0
Payments to Acquire Additional Interest in Subsidiaries			(80,132)	(54,824)	(6,338)
Proceeds from Issuance of Common Stock	(261,676)		23,054	100,786	14,612
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities	(24,550)	(238,922)	(571,116)	(595,689)	(660,464)
Capital expenditures	0	0	0	0	0
Payments for (Proceeds from) Loans and Leases	(1,115,099)	473,511	(137,465)	(414,467)	(768,515)
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	261,676
Payments to Acquire Interest in Subsidiaries and Affiliates		(16,561,596)	(276,298)	(354,027)	(267,853)
Acquisitions of business, net of cash on hand		0		0	0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital		(360,000)
Payments for (Proceeds from) Other Investing Activities	0	0	0	0	0
Cash used for investing activities	853,423	15,728,085	413,763	768,494	1,036,368
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	0	0	0	0	0
Proceeds from Issuance of Long-term Debt	0	0	0	0	0
Payments of Debt Issuance Costs		0
Proceeds from (Repayments of) Related Party Debt	(1,115,099)	473,511	(137,465)	(414,467)	(768,515)
Net Proceeds Payments On Commercial Paper And Short Term Debt	0	0	0	0	0
Payments of Dividends	(24,550)	(598,922)	(571,116)	(595,689)	(660,464)
Proceeds from Contributed Capital		(16,561,596)
Proceeds from (Payments for) Other Financing Activities	0	0	0	0	0
Cash provided by/(used for) financing activities	(828,873)	(15,489,163)	157,353	(172,805)	(375,904)
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	0	0	0	0	0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0	0
Payments for Repurchase of Equity			0	0	0
Proceeds from Stock Options Exercised			0	0	0
Payments to Acquire Additional Interest in Subsidiaries			0	0	0
Proceeds from Issuance of Common Stock	$ 261,676		$ (276,298)	$ (354,027)	$ (267,853)